Diamond Hill Short Duration Total Return Fund
Short Duration Total Return Fund
Investment Objective
The investment objective of the Diamond Hill Short Duration Total Return Fund is to maximize total return consistent with the preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 14 of the fund’s prospectus and the Shares of the Funds section on page 54 of the fund’s statement of additional information.
Shareholder Fees - Diamond Hill Short Duration Total Return Fund	Class A	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	2.25%	none	none

Annual Fund Operating Expenses - Diamond Hill Short Duration Total Return Fund	Class A	Class I	Class Y
Management fees	0.35%	0.35%	0.35%
Distribution (12b-1) fees	0.25%	none	none
Other expenses	0.24%	0.19%	0.09%
Total annual fund operating expenses	0.84%	0.54%	0.44%

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Sold
Expense Example - Diamond Hill Short Duration Total Return Fund - USD ($)	1 Year	3 Years
Class A	309	487
Class I	55	173
Class Y	45	141

Held
Expense Example, No Redemption - Diamond Hill Short Duration Total Return Fund - USD ($)	1 Year	3 Years
Class A	309	487
Class I	55	173
Class Y	45	141

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.
Principal Investment Strategy
Under normal market conditions, the fund intends to provide total return by investing at least 80% of its net assets (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by foreign corporations or U.S. affiliates of foreign corporations, including those in emerging markets. The fund may invest a significant portion or all of its assets in asset-backed, mortgage-related and mortgage-backed securities at the discretion of Diamond Hill Capital Management, Inc. (the “Adviser”).

Under normal circumstances, the fund will maintain an average portfolio duration of less than three years, although under certain market conditions, such as periods of significant volatility in interest rates and spreads, the fund’s average duration may be longer than three years. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The fund may invest in individual fixed income securities with effective durations in excess of three years, provided, however, such investments are made within the constraints above.

The fund may invest up to 20% of its assets in below investment grade securities, otherwise referred to as “junk bonds” (or the unrated equivalent) at the time of purchase.

In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for income and/or capital appreciation in relation to the risk borne.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time.

Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Government Securities Risk  The fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk  The fund may invest in asset-backed, mortgage-related and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities, including those structured as interest only (“IOs”) and principal only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the fund could lose all or substantially all of its investment in inverse IOs.

Prepayment Risk  The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

Foreign and Emerging Markets Risk  The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

High Yield Securities Risk  The fund may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Management Risk The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.
Performance
No performance information is presented for the fund at this time, as the fund has only recently commenced operations. In the future, performance information will be presented in this section of the prospectus. This information will give some indication of the risks of investing in the fund by comparing the fund’s investment returns with a broad measure of market performance. The fund intends to compare its performance to the Bloomberg Barclays U.S. Government/Credit 1-3 Year Index. Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.